Inventories	12 Months Ended
Dec. 31, 2015
Inventories
Inventories	Note E. Inventories
($ in millions)

At December 31:	2015	2014
Finished goods	$352	$430
Work in process and raw materials	1,199	1,674
Total	$1,551	$2,103